Provisions and Contingent Liabilities - Schedule of Movement in Provisions (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement in Provisions [Line Items]
Beginning balance	$ 8	$ 7
Ending balance	10	8
Arising during the year	2	1
Non-current	4	3
Current	6	5
Non-Income Tax Provisions [Member]
Schedule of Movement in Provisions [Line Items]
Beginning balance	3	2
Ending balance	5	3
Arising during the year	2	1
Non-current
Current	5	3
Decommissioning Provision [Member]
Schedule of Movement in Provisions [Line Items]
Beginning balance	3	3
Ending balance	4	3
Arising during the year	1
Non-current	4	3
Current
Legal Provision [Member]
Schedule of Movement in Provisions [Line Items]
Beginning balance	2	2
Ending balance	1	2
Arising during the year	(1)
Non-current
Current	$ 1	$ 2